Intangible Assets - Additional Information (Detail) $ in Thousands	Sep. 15, 2016 USD ($)	Dec. 04, 2015 USD ($) Site	Feb. 27, 2015 USD ($)	May 07, 2014 USD ($)	Feb. 15, 2013 USD ($)	Feb. 28, 2012 USD ($)	Feb. 15, 2012 USD ($)	Jul. 14, 2011 USD ($)	Jan. 14, 2011 USD ($)	Nov. 14, 2008 USD ($)	Feb. 11, 2008 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition												$ 67,037	$ 49,587
PMG
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition												2,700
Number of clinical research sites acquired | Site		48
PMG | Customer Relationships
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired		$ 6,900
Amortization period		7 years
PMG | Order Backlog
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired		$ 3,000
Amortization period		2 years
MediMedia Pharma Solutions
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition												8,500
MediMedia Pharma Solutions | Customer Relationships
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired			$ 22,800
Amortization period			7 years
MediMedia Pharma Solutions | Order Backlog
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired			$ 2,500
Amortization period			1 year
Aptiv Solutions
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition												15,200
Aptiv Solutions | Customer Relationships
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired				$ 21,400
Amortization period				7 years
Aptiv Solutions | Order Backlog
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired				$ 7,900
Amortization period				3 years
Clinical Trial Services of Cross Country Healthcare Inc.
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition												3,900
Clinical Trial Services of Cross Country Healthcare Inc. | Customer Relationships
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired					$ 3,300
Amortization period					3 years
Clinical Trial Services of Cross Country Healthcare Inc. | Order Backlog
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired					$ 600
Amortization period					1 year
PriceSpective
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition												5,700
PriceSpective | Customer Relationships
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired						$ 10,200
Amortization period						10 years
PriceSpective | Order Backlog
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired						$ 400
Amortization period						9 months 18 days
PriceSpective | Non-compete Agreements
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired						$ 400
Amortization period						3 years
BeijingWits Medical
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition												1,300
BeijingWits Medical | Customer Relationships
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired							$ 1,800
Amortization period							10 years
BeijingWits Medical | Order Backlog
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired							$ 400
Amortization period							4 years
BeijingWits Medical | Non-compete Agreements
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired							$ 10
Amortization period							5 years
Firecrest Clinical Limited
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition												12,800
Firecrest Clinical Limited | Customer Relationships
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired								$ 5,200
Amortization period								7 years 6 months
Firecrest Clinical Limited | Order Backlog
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired								$ 1,200
Amortization period								1 year 2 months 12 days
Firecrest Clinical Limited | Technology Assets
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired								$ 11,200
Amortization period								7 years 6 months
Firecrest Clinical Limited | Trade Names
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired								$ 1,400
Amortization period								4 years 6 months
Oxford Outcomes Limited
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition												6,700
Oxford Outcomes Limited | Customer Relationships
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired									$ 6,600
Amortization period									6 years 6 months
Oxford Outcomes Limited | Order Backlog
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired									$ 600
Amortization period									2 years
Prevalere Life Sciences
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition												6,400
Prevalere Life Sciences | Customer Lists
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired										$ 7,400
Prevalere Life Sciences | Minimum | Customer Lists
Indefinite-lived Intangible Assets [Line Items]
Amortization period										7 years
Prevalere Life Sciences | Maximum | Customer Lists
Indefinite-lived Intangible Assets [Line Items]
Amortization period										11 years
Healthcare Discoveries
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition												2,900
Healthcare Discoveries | Customer Relationships
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired											$ 1,600
Healthcare Discoveries | Volunteer List Acquired
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired											$ 1,300
Healthcare Discoveries | Minimum | Customer Relationships
Indefinite-lived Intangible Assets [Line Items]
Amortization period											2 years
Healthcare Discoveries | Minimum | Volunteer List Acquired
Indefinite-lived Intangible Assets [Line Items]
Amortization period											6 years
Healthcare Discoveries | Maximum | Customer Relationships
Indefinite-lived Intangible Assets [Line Items]
Amortization period											9 years
Clinical Research Management Inc.
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired	$ 8,600
Amortization period	6 years
Amount amortized since date of acquisition												$ 900